Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2012
Share-Based Compensation [Abstract]
Schedule of Share-based Compensation Activity

	Equity Plan		Director Stock Plan
	Number of Common Shares	Weighted-Average Issue Price	Number of Common Shares	Weighted-Average Issue Price
Unvested, December 31, 2011	167,400	$12.50	9,000	$12.50
Granted	93,683	10.65	9,000	10.65
Vested	(59,556)	12.41	(1,800)	12.50
Unvested, September 30, 2012	201,527	$12.50	16,200	$11.47